KRANESHARES TRUST

KraneShares Asia Pacific High Income Bond ETF

KFA Mount Lucas Managed Futures Index Strategy ETF

(each, a “Fund”)

Supplement dated July 25, 2024 to the currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, as each may be supplemented or amended

This supplement provides new and additional information beyond that contained in each Fund’s currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information.

This supplement should be read in conjunction with each Fund’s Prospectus and Statement of Additional Information dated August 1, 2023, as each may be supplemented or amended.

Effective as of August 1, 2024, the name of each Fund is changed as follows:

Old Name	New Name
KraneShares Asia Pacific High Income Bond ETF	KraneShares Asia Pacific High Income USD Bond ETF
KFA Mount Lucas Managed Futures Index Strategy ETF	KraneShares Mount Lucas Managed Futures Index Strategy ETF

As of that date, all references to the Old Name are replaced with the New Name in the Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.